Capital disclosures - Ratio of Net Debt to Fund Flows Operations (Details) $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Capital disclosures
Long-term debt	$ 1,243,397	$ 963,456	$ 914,015
Adjusted working capital (1)	96,091	3,426
Unrealized FX on swapped USD borrowings	2,902
Net debt	$ 1,342,390	$ 966,882
Ratio of net debt to four quarter trailing fund flows from operations	1.4	0.8